Commitments and contingencies (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and contingencies.
Summary of the company's contractual obligations

Year
2012	$110
2013	267
2014	275
2015	284
2016	292
Thereafter	173

$1,401

(in thousands)	Total	2012	2013	2014	2015	Beyond 2015
License agreement (Note 10)	$435	$162	$149	$62	$62	$		*
Lease agreement (entered into May 1, 2012; Note 13)	$1,414	$123	$267	$275	$284		$465
Manufacturing agreement (entered into February 21, 2012)	$1,350	$390	$960	—	—		—